SUBSEQUENT EVENTS (Details) RUB in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($) m² installment shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Feb. 29, 2016 RUB installment
Subsequent events
Cash paid for acquisitions			$ 5.5	RUB 398	RUB 6,567	RUB 2,481
Subsequent event
Subsequent events
Aggregate principal amount of outstanding notes repurchased and retired		$ 23.0
Subsequent event | 200 Labs Inc
Subsequent events
Ownership interest acquired (as a percent)	21.00%						21.00%
Investment amount	$ 3.5						RUB 266
Investment amount paid at closing	2.7
Investment cost to be paid in installments	$ 0.8
Number of installments of investment amount | installment	3						3
Period of payment of an investment costs to be paid in installments	18 months
Percentage of additional ownership available for purchase	3.50%
Maximum period available for sale of additional stock	2 years
Subsequent event | 200 Labs Inc | Maximum
Subsequent events
Value of shares available to purchase in the future	$ 0.8
Subsequent event | Krasnaya Roza 1875 Limited
Subsequent events
Ownership interest acquired (as a percent)	100.00%						100.00%
Area of office complex | m²	80,000
Debt of acquired entity	$ 490.0
Shares lock-up agreement term	90 days
Subsequent event | LIBOR | Krasnaya Roza 1875 Limited
Subsequent events
Debt instrument basis rate (as a percent)	6.20%
Subsequent event | Non-executive director
Subsequent events
Maximum number of stock options available for exchange to RSU | shares	224,000
Option exchange ratio (as a percent)	50.00%
Additional period available for vesting of replacement RSU	12 months
Subsequent event | Non-executive director | RSUs
Subsequent events
Period when no exercise of replacement RSUs is permitted	12 months
Subsequent event | Class A | Maximum | RSUs
Subsequent events
Awards granted (in shares) | shares	361,200
Subsequent event | Class A | Krasnaya Roza 1875 Limited
Subsequent events
Number of shares issued as acquisition consideration | shares	12,900,000